Offerings - Offering: 1	Dec. 02, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Shares, $1.00 par value
Amount Registered | shares	575,000
Proposed Maximum Offering Price per Unit	23.00
Maximum Aggregate Offering Price	$ 13,225,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,826.37
Offering Note	(1) Represents only the additional number of shares being registered and includes 75,000 additional common shares that the underwriters have the option to purchase. Does not include the securities that the Registrant previously registered on the Registration Statement on Form S-1 (File No. 333-291854) (the "Prior Registration Statement"). (2) Estimated solely for the purpose of computing the registration fee in accordance with Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act"). (3) The registration fee is calculated in accordance with Rule 457(a) under the Securities Act based on the proposed maximum aggregate offering price. The registrant previously registered securities on the Prior Registration Statement having a proposed maximum aggregate offering price of $162,932,000.00, which was declared effective by the Securities and Exchange Commission on December 2, 2025. In accordance with Rule 462(b) under the Securities Act, an additional amount of securities having a proposed maximum aggregate offering price of $23.00 per share is hereby registered, which includes common shares issuable upon the exercise of the underwriters' option to purchase additional common shares.